CONVERTIBLE NOTES AND NOTES PAYABLE (Details)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2018 USD ($) $ / shares	May 31, 2020 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)
Converted Account Payable to Promissory Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount			$ 131,722
Debt Instrument, Term			3 years
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Interest Expense, Debt					$ 489	$ 489	$ 6,586
Interest Paid, Including Capitalized Interest, Operating and Investing Activities						9,823
Interest Payable, Current						0		$ 0
The 2018 Convertible Notes [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 895,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Interest Expense, Debt						43,712	53,564
Interest Payable, Current						$ 16,650
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 6.40
Number of Note Holders				3
Debt Conversion, Original Debt, Amount		$ 116,693		$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				32,982	37,301	8,394
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 895,000
Amortization of Debt Discount (Premium)						$ 155,939	$ 366,126
Convertible Debt						325,784
Debt Instrument, Unamortized Discount						191,461
The 2018 Convertible Notes [Member] | Principal [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount						50,000
The 2018 Convertible Notes [Member] | Accrued Interest [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount						3,723
The 2018 Convertible Notes [Member] | Note Holder #2 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 185,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						28,907
The 2018 Convertible Notes [Member] | Principal [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount		125,000			$ 235,000
Convertible Debt						$ 460,000
The 2018 Convertible Notes [Member] | Accrued Interest [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 23,318			$ 3,723
Convertible Debt						$ 80,094
The 2018 Convertible Notes, Due January 30, 2021 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable	550,000
The 2018 Convertible Notes, Due March 31, 2021 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable	$ 345,000